Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 46,465	₨ 38,858	₨ 36,299
Depreciation expense	8,615	8,152	8,527
Amortisation expense	4,021	3,672	4,269
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	13,571	11,594	11,529
Depreciation expense	6,111	5,627	6,061
Amortisation expense	0	0	0
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	27,505	22,486	20,052
Depreciation expense	1,511	1,476	1,491
Amortisation expense	3,997	3,651	4,171
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	5,389	4,778	4,718
Depreciation expense	993	1,049	975
Amortisation expense	₨ 24	₨ 21	₨ 98